VictoryShares Pioneer Asset-Based Income ETF Expense Example - VictoryShares Pioneer Asset-Based Income ETF - VictoryShares Pioneer Asset-Based Income ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 954